UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Municipal Income, Inc.

Dreyfus Municipal Income, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Cash Flows
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
37	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Income, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Municipal Income, Inc. covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to gain a degree of value over the reporting period in an environment of falling long-term interest rates and favorable supply-and-demand dynamics. Bond yields trended lower despite a sustained U.S. economic recovery, in part due to robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. A generally stable supply of newly issued securities and improving credit conditions for many municipal issuers also supported the market’s performance.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the municipal bond asset class in particular.We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. While monetary policymakers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus Municipal Income, Inc. achieved a total return of 3.97% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.315 per share, which reflects an annualized distribution rate of 6.53%.2

Municipal bonds generally rallied over the reporting period as long-term interest rates continued to fall.The fund particularly benefited in this environment from its interest-rate and security selection strategies.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital from a portfolio that, under normal market conditions, invests at least 80% of the value of its net assets in municipal obligations. Under normal market conditions, the fund invests in municipal obligations which, at the time of purchase, are rated investment grade or the unrated equivalent as determined by The Dreyfus Corporation in the case of bonds, and rated in the two highest rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having, or deemed to have, maturities of less than one year.

To this end, we have constructed a portfolio derived from seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity, and early redemption features. Over time, many of the fund’s relatively higher yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace those bonds with investments consistent with the fund’s investment policies, albeit with yields that reflect the then-current interest-rate envi-ronment.When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We use fundamental analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

A sustained U.S. economic recovery persisted throughout the reporting period, yet long-term interest rates fell, defying expectations that an expanding domestic economy would drive bond yields higher. Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to U.S. Treasury securities, and the resulting supply-and-demand imbalance kept yields of U.S. fixed-income securities low. February 2015 proved to be a notable exception to this trend: longer term interest rates climbed after stronger-than-expected employment data sparked concerns that short-term interest rates might rise sooner than previously forecast. Nonetheless, the rally resumed in March when it became clearer that short-term rate hikes were not imminent.

Municipal bonds continued to benefit from favorable supply-and-demand dynamics during the reporting period amid robust demand from individual investors seeking competitive levels of tax-exempt income. Despite greater-than-expected issuance volumes over the first quarter of 2015, the supply of newly issued municipal securities generally remained stable for the reporting period overall.

The economic rebound resulted in better underlying credit conditions for most municipal bond issuers. Tax revenues have climbed beyond pre-recession levels for most state and local governments, enabling them to achieve balanced budgets and replenish reserves.

Interest Rate and Selection Strategies Boosted Returns

The fund’s focus on longer maturities fully captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. Our security selection strategy also proved effective, including overweighted exposure to higher yielding revenue-backed bonds and an underweighted position in general obligation bonds. The fund achieved especially strong results from revenue bonds backed by charter schools, hospitals, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. The fund also benefited from its leveraging strategy, which magnified investment gains.

On the other hand, laggards for the reporting period included its holdings of shorter term securities, including escrowed bonds. Higher quality securities from education providers, special tax districts, and electricity producers also trailed market averages.

A Constructive Investment Posture

We remain optimistic regarding the prospects for municipal bonds. The U.S. economic recovery has gained traction, and credit conditions generally have continued to improve.Although the supply of newly issued municipal bonds recently began to increase, we expect robust investor demand to absorb additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates over the intermediate term. While we expect market volatility to increase as the inflection point approaches, we note that inflation has remained subdued and tax-exempt bonds historically have tended to be less sensitive than U.S. Treasury securities to rising interest rates.Therefore, as of the reporting period’s end, we have maintained a constructive interest-rate positioning, and we have retained our focus on longer term revenue bonds with strong income characteristics.

April 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share, and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—148.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.8%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	2,500,000		3,066,475
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	4,000,000	[a]	2,635,160
Arizona—8.9%
Barclays Capital Municipal Trust
Receipts (Series 21 W)
Recourse (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System Revenue)	5.00	1/1/38	9,998,763	[b,c]	10,932,213
Pima County Industrial
Development Authority,
Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000	[d]	1,918,500
Pinal County Electrical District
Number 4, Electric
System Revenue	6.00	12/1/38	2,300,000		2,567,490
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,190,000		2,564,775
California—23.6%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,632,955
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,520,262
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,641,460
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		3,039,800
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/41	750,000	[d]	925,995
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,365,520

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
JPMorgan Chase Putters/Drivers
Trust (Series 3869)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000	[b,c]	11,699,200
JPMorgan Chase Putters/Drivers
Trust (Series 4414)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/21	4,000,000	[b,c]	4,486,920
JPMorgan Chase Putters/Drivers
Trust (Series 4421)
Non-recourse (The Regents of
the University of California,
General Revenue)	5.00	5/15/21	3,750,000	[b,c,d]	4,321,988
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	2,250,000		2,569,590
Santa Ana Community Redevelopment
Agency, Tax Allocation Revenue
(Merged Project Area)	6.75	9/1/28	3,000,000		3,687,600
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000		3,017,665
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	1,500,000		1,759,365
Colorado—6.6%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000	[d]	1,758,405

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		1,134,860
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,135,820
JPMorgan Chase Putters/Drivers
Trust (Series 4386)
Non-recourse (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	2,550,000	[b,c,d]	2,886,778
RIB Floater Trust (Barclays Bank
PLC) (Series 25 U-1) Recourse
(Colorado Springs, Utilities
System Improvement Revenue)	5.00	11/15/43	4,000,000	[b,c]	4,590,600
University of Colorado Regents,
University Enterprise
Revenue (Prerefunded)	5.38	6/1/19	1,500,000	[e]	1,751,415
District of Columbia—4.0%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) Recourse
(District of Columbia, Income
Tax Secured Revenue)	5.00	12/1/35	6,999,163	[b,c]	8,044,263
Florida—7.7%
Davie,
Educational Facilities Revenue
(Nova Southeastern
University Project)	5.63	4/1/43	1,000,000	[d]	1,141,170
Greater Orlando Aviation
Authority, Airport
Facilities Revenue	6.25	10/1/20	3,980,000		4,764,617
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	2,500,000		3,083,350
Palm Beach County Health
Facilities Authority, Revenue
(The Waterford Project)
(Prerefunded)	5.88	11/15/17	2,400,000	[e]	2,715,264
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,822,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	1,000,000		1,123,050
Georgia—1.8%
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[e]	3,631,500
Hawaii—1.4%
Hawaii Department of Budget and
Finance, Special Purpose Revenue
(Hawaiian Electric Company, Inc.
and Subsidiary Projects)	6.50	7/1/39	2,400,000		2,787,312
Illinois—5.5%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,000,000		1,157,310
Chicago,
GO	5.00	1/1/24	1,000,000		1,059,190
Chicago,
GO (Project and
Refunding Series)	5.00	1/1/36	1,500,000		1,513,650
Illinois,
GO	5.00	8/1/24	1,000,000		1,112,180
JPMorgan Chase Putters/Drivers
Trust (Series 4360)
Non-recourse (Greater Chicago
Metropolitan Water Reclamation
District, GO Capital
Improvement Bonds)	5.00	12/1/19	2,500,000	[b,c]	2,855,300
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,000,000		2,384,960
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.13	4/1/36	1,000,000	[d]	1,120,560
Indiana—.6%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/39	1,000,000		1,112,030

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa—1.2%
Iowa Student Loan Liquidity
Corporation, Student
Loan Revenue	5.75	12/1/28	2,230,000	[d]	2,405,969
Louisiana—.6%
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.13	7/1/29	1,000,000		1,171,240
Maine—.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,250,000		1,528,413
Maryland—3.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4422)
Non-recourse (Mayor and City
Council of Baltimore, Project
Revenue (Water Projects))	5.00	7/1/21	2,000,000	[b,c]	2,291,650
Maryland Economic Development
Corporation, EDR
(Transportation
Facilities Project)	5.75	6/1/35	1,000,000		1,085,750
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		2,957,550
Massachusetts—10.9%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
Recourse (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,000,000	[b,c,d]	10,978,200
JPMorgan Chase Putters/Drivers
Trust (Series 4395)
Non-recourse (University of
Massachusetts Building
Authority, Project and
Refunding Revenue)	5.00	5/1/21	3,698,335	[b,c,d]	4,197,261

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	1,500,000		1,832,085
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,360,000	[d]	2,601,664
Massachusetts Health and
Educational Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	2,000,000	[d]	2,345,520
Michigan—5.8%
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,500,000		1,607,835
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,000,000		3,189,840
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		549,675
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,200,000		2,199,648
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.00	9/1/18	2,500,000	[e]	3,088,050
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	1,000,000		1,025,120
Minnesota—1.8%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000		3,542,310

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000		80,366
Mississippi—2.9%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	3,500,000		3,503,850
Warren County,
Gulf Opportunity Zone Revenue
(International Paper
Company Project)	5.38	12/1/35	2,000,000		2,259,080
New Jersey—4.2%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	2,000,000		2,308,840
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,500,000	[d]	1,674,900
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	2,215,000	[d]	2,400,883
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,500,000		2,144,750
New Mexico—1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,366,060
New York—12.8%
Barclays Capital Municipal Trust
Receipts (Series 11 B)
Recourse (New York City
Transitional Finance
Authority, Future Tax
Secured Revenue)	5.00	5/1/30	7,996,797	[b,c]	9,103,597

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	1,500,000	[d]	1,871,460
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,435,000		1,712,859
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/32	2,500,000		2,921,100
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	1,500,000		1,774,860
RIB Floater Trust (Barclays Bank
PLC) (Series 16 U) Recourse
(New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue)	5.00	6/15/44	7,400,000	[b,c]	8,410,544
North Carolina—2.8%
Barclays Capital Municipal Trust
Receipts (Series 31 W)
Recourse (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health System))	5.00	6/1/42	5,000,000	[b,c]	5,594,450
Ohio—1.2%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,723,830
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	600,000		677,010
Pennsylvania—2.7%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		1,082,570

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger
Health System))	5.13	6/1/35	2,000,000	[b,c]	2,245,940
Philadelphia,
GO	6.50	8/1/41	1,750,000		2,115,873
Rhode Island—1.0%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000		2,006,180
South Carolina—7.0%
JPMorgan Chase Putters/Drivers
Trust (Series 4379)
Non-recourse (South Carolina
Public Service Authority,
Revenue Obligations
(Santee Cooper))	5.13	6/1/37	4,800,000	[b,c]	5,456,592
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	3,000,000		3,408,870
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds (Escrowed
to Maturity)	6.38	5/15/30	3,750,000		5,192,025
Tennessee—1.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
Non-recourse (Metropolitan
Government of Nashville and
Davidson County, Water and
Sewer Revenue)	5.00	7/1/21	2,000,000	[b,c]	2,306,120

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—16.3%
Barclays Capital Municipal Trust
Receipts (Series 39 W)
Recourse (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	5,000,000	[b,c,d]	5,746,600
Clifton Higher Education Finance
Corporation, Revenue
(Uplift Education)	4.25	12/1/34	1,000,000	[d]	1,003,970
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/15/52	4,000,000	[f]	674,040
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/25	1,300,000		1,490,580
JPMorgan Chase Putters/Drivers
Trust (Series 4356)
Non-recourse (San Antonio,
Electric and Gas Systems
Junior Lien Revenue)	5.00	2/1/21	6,300,000	[b,c]	7,107,912
La Vernia Higher Education
Finance Corporation,
Education Revenue (Knowledge
is Power Program, Inc.)	6.25	8/15/39	2,250,000	[d]	2,565,675
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000	[d]	1,568,220
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	2,000,000	[d]	2,202,800
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,685,000		1,887,857
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000		4,418,520

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
San Antonio,
General Improvement GO	5.00	2/1/21	1,325,000		1,586,794
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/42	2,500,000		2,755,325
Washington—4.3%
Barclays Capital Municipal Trust
Receipts (Series 27 B)
Recourse (King County,
Sewer Revenue)	5.00	1/1/29	2,999,037	[b,c]	3,486,582
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,990,000	[e]	3,493,815
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000		1,741,740
West Virginia—.5%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,000,000		1,061,670
Wyoming—1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000		2,208,980
U.S. Related—1.4%
Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000		1,663,140

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,250,000	1,250,426
Total Investments (cost $265,887,517)			148.0%	298,893,652
Liabilities, Less Cash and Receivables			(23.3%)	(47,006,109)
Preferred Stock, at redemption value			(24.7%)	(50,000,000)
Net Assets Applicable to
Common Shareholders			100.0%	201,887,543

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Collateral for floating rate borrowings.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $116,742,710 or 57.8% of net assets applicable to Common Shareholders.
d At March 31, 2015, the fund had $55,636,518 or 27.6% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	27.6	Industrial	2.3
Transportation Services	23.8	City	2.1
Utility-Electric	21.2	Pollution Control	2.0
Utility-Water and Sewer	17.3	Resource Recovery	1.6
Special Tax	13.1	Asset-Backed	1.1
Health Care	12.1	Other	10.2
State/Territory	6.9
Prerefunded	6.7		148.0

† Based on net assets applicable to Common Shareholders.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	265,887,517	298,893,652
Cash		379,075
Interest receivable		4,422,701
Prepaid expenses		18,132
		303,713,560
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		155,548
Payable for floating rate notes issued—Note 3		51,492,096
Interest and expense payable related to
floating rate notes issued—Note 3		79,564
Commissions payable—Note 1		9,140
Dividends payable to Preferred Shareholders		760
Accrued expenses		88,909
		51,826,017
Auction Preferred Stock, Series A and B, par value $.001
per share (2,000 shares issued and outstanding at $25,000
per share liquidation preference)—Note 1		50,000,000
Net Assets applicable to Common Shareholders ($)		201,887,543
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(20,719,088 shares issued and outstanding)		20,719
Paid-in capital		181,729,376
Accumulated undistributed investment income—net		1,759,209
Accumulated net realized gain (loss) on investments		(14,627,896)
Accumulated net unrealized appreciation
(depreciation) on investments		33,006,135
Net Assets applicable to Common Shareholders ($)		201,887,543
Shares Outstanding
(110 million shares authorized)		20,719,088
Net Asset Value, per share of Common Stock ($)		9.74

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	6,928,450
Expenses:
Management fee—Note 2(a)	879,014
Interest and expense related to floating rate notes issued—Note 3	140,175
Professional fees	46,859
Commission fees—Note 1	45,158
Directors’ fees and expenses—Note 2(c)	27,409
Shareholders’ reports	21,717
Registration fees	11,667
Custodian fees—Note 2(b)	9,064
Shareholder servicing costs	8,031
Miscellaneous	19,850
Total Expenses	1,208,944
Investment Income—Net	5,719,506
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	297,457
Net unrealized appreciation (depreciation) on investments	1,783,720
Net Realized and Unrealized Gain (Loss) on Investments	2,081,177
Dividends to Preferred Shareholders	(27,420)
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations	7,773,263

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended March 31, 2015 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	7,302,220
Operating expenses paid	(1,128,867)
Dividends paid to Preferred Shareholders	(27,600)
Purchases of portfolio securities	(8,302,310)
Net sales of short-term portfolio securities	1,000,000
Proceeds from sales of portfolio securities	6,893,600
Net Cash Provided by Operating Activities		5,737,043
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(6,525,146)
Proceeds from dividends reinvested on Common Stock	41,822
Interest and expense related to floating rate notes issued paid	(177,476)
Net Cash Used by Financing Activities		(6,660,800)
Decrease in cash		(923,757)
Cash at beginning of period		1,302,832
Cash at end of period		379,075
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Shareholders Resulting From Operations		7,773,263
Adjustments to reconcile net increase in net assets applicable to
Common Shareholders resulting from operations to
net cash provided by operating activities ($):
Increase in investments in securities, at cost		(706,166)
Decrease in interest receivable		66,483
Decrease in commissions payable and accrued expenses		(54,095)
Increase in prepaid expenses		(9,280)
Increase in Due to The Dreyfus Corporation and affiliates		3,276
Decrease in dividends payable to Preferred Shareholders		(180)
Interest and expense related to floating rate notes issued		140,175
Net unrealized appreciation on investments		(1,783,720)
Net amortization of premiums on investments		307,287
Net Cash Provided by Operating Activities		5,737,043
Supplemental disclosure cash flow information ($):
Non-cash financing activities:
Reinvestment of dividends		41,822

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment income—net	5,719,506	12,216,448
Net realized gain (loss) on investments	297,457	(8,630,030)
Net unrealized appreciation
(depreciation) on investments	1,783,720	23,615,304
Dividends to Preferred Shareholders	(27,420)	(60,312)
Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations	7,773,263	27,141,410
Dividends to Common Shareholders from ($)
Investment income—net	(6,525,146)	(13,050,292)
Capital Stock Transactions ($):
Dividends reinvested	41,822	—
Total Increase (Decrease) in Net Assets
Applicable to Common Shareholders	1,289,939	14,091,118
Net Assets Applicable to Common Shareholders($):
Beginning of Period	200,597,604	186,506,486
End of Period	201,887,543	200,597,604
Undistributed investment income—net	1,759,209	2,592,269
Capital Share Transactions (Common Shares):
Increase in Common Shares Outstanding
as a Result of Dividends Reinvested	4,338	—

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	March 31, 2015		Year Ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	9.68	9.00	10.43	9.44	9.67	9.37
Investment Operations:
Investment income—net[a]	.28	.59	.58	.62	.66	.65
Net realized and unrealized
gain (loss) on investments	.10	.72	(1.37)	1.01	(.26)	.23
Dividends to Preferred
Shareholders from
investment income—net	(.00)[b]	(.00)[b]	(.01)	(.01)	(.01)	(.02)
Total from
Investment Operations	.38	1.31	(.80)	1.62	.39	.86
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.32)	(.63)	(.63)	(.63)	(.62)	(.56)
Net asset value, end of period	9.74	9.68	9.00	10.43	9.44	9.67
Market value, end of period	9.65	9.09	8.67	11.14	9.55	9.95
Total Return (%)[c]	9.70 [d]	12.46	(17.00)	24.26	2.85	22.72

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2015				Year Ended September 30,
(Unaudited)			2014	2013	2012	2011	2010
Ratios/Supplemental Data (%):
Ratio of expenses to average
net assets applicable to
Common Stock[e]	1.20	[f]	1.28	1.27	1.26	1.29	1.35
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[e]	.14	[f]	.16	.10	.09	.09	.08
Ratio of net investment income
to average net assets applicable
to Common Stock[e]	5.68	[f]	6.33	5.83	6.27	7.33	7.03
Ratio of expenses to
total average net assets	.96	[f]	1.00	.93	.93	.92	.92
Ratio of interest and expense
related to floating rate notes
issued to total average net assets	.11	[f]	.13	.07	.07	.06	.05
Ratio of net investment income
to total average net assets	4.55	[f]	4.95	4.30	4.59	5.21	4.80
Portfolio Turnover Rate	2.79	[d]	10.97	18.89	18.69	22.73	18.26
Asset Coverage of Preferred Stock,
end of period	504		501	390	388	360	366
Net Assets applicable to
Common Shareholders,
end of period ($ x 1,000)	201,888		200,598	186,506	215,760	194,785	199,200
Preferred Stock Outstanding,
end of period ($ x 1,000)	50,000		50,000	64,300	75,000	75,000	75,000
Floating Rate Notes outstanding,
end of period ($ x 1,000)	51,492		51,492	43,617	26,495	26,495	25,000

a Based on average common shares outstanding.
b Amount represents less than $.01 per share.
c Calculated based on market value.
d Not annualized.
e Does not reflect the effect of dividends to Preferred Shareholders.
f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Income, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange Amex (the “NYSE”) under the ticker symbol DMF.

The fund has outstanding 1,000 shares each of Series A and Series B Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Nathan Leventhal and Benaree Pratt Wiley as directors to be elected by the holders of APS.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from deal-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	298,893,652	—	298,893,652
Liabilities ($)
Floating Rate Notes††	—	(51,492,096)	—	(51,492,096)

† See Statement of Investments for additional detailed categorizations.
Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to Common Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, unless such Common Shareholder elects to receive cash as provided below, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On March 30, 2015, the Board declared a cash dividend of $.0525 per share from investment income-net, payable on April 30, 2015 to Common Shareholders of record as of the close of business on April 15, 2015.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates, as of March 31, 2015, for each Series of APS were as follows: Series A—0.088% and Series B—0.099%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2015 for each Series of APS were as follows: Series A—0.11% and Series B—0.11%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $15,054,218 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2014. If not applied, $298,941 of the carryover expires in fiscal year 2016, $1,246,519 expires in fiscal year 2017 and $2,354,251 expires in fiscal year 2018. The fund has $2,509,558 of post-enactment short-term capital losses and $8,644,949 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: tax-exempt income $13,087,084 and ordinary income $23,520.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly.The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the fund, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, the amount of such excess to the extent required by state law. During the period ended March 31, 2015, there was no expense reimbursement pursuant to the Agreement.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets and transaction activity. During the period ended March 31, 2015, the fund was charged $9,064 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are main-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended March 31, 2015, the fund was charged $3,394 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $149,211, custodian fees $4,617 and Chief Compliance Officer fees $1,720.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2015, amounted to $8,302,310 and $6,893,600, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2015 was approximately $51,492,100, with a related weighted average annualized interest rate of .55%.

At March 31, 2015, accumulated net unrealized appreciation on investments was $33,006,135, consisting of $33,162,673 gross unrealized appreciation and $156,538 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 33

NOTES

The Fund 35

NOTES

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.
Notice is hereby given in accordance with Section 23(c) of the Act, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 37

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies related to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak,

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)